RELATED PARTY TRANSACTIONS (Detail Textuals) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 25, 2012 Divinerune Inc.	Jun. 21, 2012 Abarta Partners I	Jul. 15, 2011 Chief Executive Officer	Sep. 30, 2012 Chief Executive Officer	Sep. 30, 2011 Chief Executive Officer	Jan. 25, 2012 Divine Rune Inc.
Related Party Transaction [Line Items]
Interest expense related to the promissory note				$ 15,363	$ 24,719
Common stock issued in exchange for settlement of related party convertible promissory notes and accrued interest (in shares)				22,924,513
Related party convertible promissory notes and accrued interest				925,000
Sale of common stock (in shares)							35,576,568
Common stock, purchase price (in dollars per share)							$ 0.04336
Gross proceeds from common stock issued and sold	2,145,956						1,542,600
Convertible promissory note issued to related party in advance for working capital purposes									0	250,000
Number of common stock called by warrants											1,000,000
Exercise price of warrants											0.071
Term of warrant						3 years
Number of common stock issued and sold								10,526,316
Net proceeds from sale of common stock	$ 2,145,956	$ 2,000,000	$ 3,900,000	$ 2,101,000	$ 4,735,000			$ 500,000